FORM 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
FORM 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
HOMESTREET, INC.
401(k) SAVINGS PLAN
Employer ID No: 91-0186600
Plan No: 001
FORM 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
As of December 31, 2025

(a)	(b) Issuer, identity of borrower, lessor, or similar party	(c) Description of investment, including maturity date, rate of interest, collateral, and par or maturity value	(d) Cost	(e) Current value

*	Mechanics Bancorp	Mechanics Bancorp Class A Common Stock	**	$2,214,894
	Dodge & Cox	Dodge & Cox Income Fund X	**	13,692,278
	Dodge & Cox	Dodge & Cox International Stock X	**	8,160,802
	Dodge & Cox	Dodge & Cox Stock Fund X	**	13,151,423
	Fidelity	Fidelity Extended Market Index Fund	**	18,240,574
	Harbor	Harbor Capital Appreciation Fund	**	20,388,101
	JP Morgan	JP Morgan Global B and Opportunity	**	6,962,958
	Impax	Impax Sustainable Allocation Institutional	**	39,405
	PIMCO	PIMCO Commodity Real Return Institutional	**	3,586,588
*	Schwab	Schwab US Treasury	**	462
*	Schwab	Schwab S&P 500 Index Fund	**	32,888,271
	JP Morgan	Undiscovered Mgrs Behavioral Value C	**	5,224,947
	Vanguard	Vanguard Developed Markets Index Admiral	**	8,437,327
	Vanguard	Vanguard REIT Index Admiral	**	4,833,709
	Vanguard	Vanguard Small Cap Growth Index Admiral	**	8,478,728
	Vanguard	Vanguard Total Bond Market Index Admiral	**	8,251,004
	WCM Investment Management	WCM Focused International Growth Institutional	**	6,925,302
	SEI Trust Company	Galliard Stable Return Fund C	**	11,535,876
*	Various participants	Participant loans with interest rates ranging from 4.25% to 9.50% maturing through 2037		1,497,521
				$174,510,170

*	Party-in-interest
**	Cost information not required for participant-directed investments and therefore is not included.